Borrowings (Details Textual)	12 Months Ended
	Feb. 28, 2017 USD ($)	Oct. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CAD	Mar. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Jul. 31, 2015 USD ($)
Schedule of Debt [Line Items]
Debt instrument, face amount	$ 5,004,200,000
Unamortized debt issuance costs, long-term debt obligations	51,100,000
Additional credit arrangements	442,800,000					$ 424,100,000
Additional credit arrangements, Outstanding	269,500,000					$ 157,100,000
Conversion of noncontrolling equity interest to long-term debt	132,000,000
Other, Long-term	208,600,000
Unamortized discount, long-term debt obligations	500,000
Noncontrolling Interests [Member]
Schedule of Debt [Line Items]
Conversion of noncontrolling equity interest to long-term debt	132,000,000
Senior Credit Facility - Revolving Credit Loans [Member]
Schedule of Debt [Line Items]
Debt instrument, face amount	$ 1,150,000,000						$ 1,150,000,000.00
Incremental borrowings under credit facility							300,000,000.0
Interest rate	2.30%
European Revolving Credit Facility [Member] | Senior Credit Facility - Revolving Credit Loans [Member]
Schedule of Debt [Line Items]
Debt instrument, face amount	$ 1,000,000,000				$ 1,000,000,000.0
Incremental borrowings under credit facility					425,000,000.0
Canadian Term Loan [Member]
Schedule of Debt [Line Items]
Debt instrument, face amount			$ 214,100,000	CAD 275,000,000.0
Canadian Revolving Credit Facility [Member] | Other [Member]
Schedule of Debt [Line Items]
Debt instrument, face amount | CAD				CAD 50,000,000.0
NCI Arrangement [Member]
Schedule of Debt [Line Items]
Other, Long-term	$ 183,500,000.0
Interest rate	5.10%
Senior Credit Facility - Term Loans [Member]
Schedule of Debt [Line Items]
Unamortized debt issuance costs, long-term debt obligations	$ 18,600,000
Senior Credit Facility - Term Loans [Member] | U.S. Term A Facility [Member]
Schedule of Debt [Line Items]
Debt instrument, face amount	$ 1,192,100,000						1,270,000,000
Incremental borrowings under credit facility							200,000,000.0
Interest rate	2.30%
Senior Credit Facility - Term Loans [Member] | European Term A Facility [Member]
Schedule of Debt [Line Items]
Debt instrument, face amount	$ 1,340,700,000						$ 1,430,000,000
Interest rate	2.30%
Senior Credit Facility - Term Loans [Member] | European Term A-1 Facility [Member]
Schedule of Debt [Line Items]
Debt instrument, face amount	$ 682,500,000				$ 700,000,000.0
Interest rate	2.30%
Senior Credit Facility - Term Loans [Member] | European Term A-2 Facility [Member]
Schedule of Debt [Line Items]
Debt instrument, face amount	$ 400,000,000	$ 400,000,000
Interest rate	2.30%